UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8076

THE EMERGING MARKET TELECOMMUNICATIONS FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500
Date of fiscal year-end:	October 31st
Date of reporting period:	May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments - July 31, 2004 (unaudited)

Description		No. of Shares/Units	Value

EQUITY OR EQUITY-LINKED SECURITIES-94.71%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-93.32%

Argentina-1.18%

Telephone-Integrated-1.18%
Telecom Argentina S.A., ADR	†¥	98,200	$928,972
(Cost $1,053,380)

Asia-2.49%

Technology-0.01%
Nirvana Capital Ltd.	† # *	42,000	9,759

Telecommunications-2.48%
TVG Asian Communications Fund II, L.P.	† ‡ #	3,008,374	1,945,750
Total Asia			1,955,509
(Cost $3,198,670)

Brazil-8.16%

Telephone-Integrated-8.16%
Brasil Telecom Participações S.A.		213,100,000	1,551,422
Tele Norte Leste Participações S.A.		136,900,000	1,688,305
Tele Norte Leste Participações S.A., ADR		¥112,600	1,470,556
Telecomunicações de São Paulo S.A., PN		102,900,000	1,703,020
Total Brazil			6,413,303
(Cost $5,958,906)

Chile-1.12%

Telephone-Integrated-1.12%
Empresa Nacional de Telecomunicaciones S.A.		150,000	876,100
(Cost $867,602)

China-5.96%

Telecommunications-5.96%
China Telecom Corp. Ltd.		9,541,000	3,149,814
China Telecom Corp. Ltd., ADR		¥46,000	1,531,800
Total China			4,681,614
(Cost $4,018,559)

Hungary-1.07%

Telephone-Integrated-1.07%
Magyar Tavkozlesi Rt		208,300	836,531
(Cost $802,670)

India-2.39%

Cellular Telecommunications-1.40%
Bharti Tele-Ventures Ltd.	†	335,000	1,098,005

Internet Services-0.00%
The India Media, Internet and Communications Fund Ltd.	†*	37,694	2,639

Telecommunications-0.99%
Mahanagar Telephone Nigam Ltd., ADR		¥113,900	777,937

Total India			1,878,581
(Cost $1,475,387)

Indonesia-4.65%

Telecommunications-4.65%
PT Indonesian Satellite Corp.	†	4,085,000	$1,844,622
PT Telekomunikasi Indonesia		2,136,000	1,812,151
Total Indonesia			3,656,773
(Cost $3,477,251)

Israel-9.15%

Technology-0.63%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	† ‡ #	1,000,000	494,980

Telecommunication-Equipment-0.55%
ECI Telecom Ltd.		¥69,200	430,355

Telecommunications-1.63%
Lynx Photonic Networks	† *	375,394	781,378
Lynx Series E	† *	493,000	498,487
			1,279,865

Venture Capital-6.34%
BPW Israel Ventures LLC	† ‡ #	1,482,848	890,901
Concord Ventures Fund II, L.P.	† ‡ #	3,400,000	1,331,168
Formula Ventures L.P.	† ‡ #	1,499,989	244,798
Giza GE Venture Fund III, L.P.	† ‡ #	1,870,000	988,258
K.T. Concord Venture Fund L.P.	† ‡	2,000,000	1,027,022
Neurone Ventures II, L.P.	† ‡ #	405,000	178,888
Walden-Israel Ventures III, L.P.	† ‡ #	492,938	325,940
			4,986,975

Total Israel			7,192,175
(Cost $10,836,451)

Latin America-1.43%

Venture Capital-1.43%
J.P. Morgan Latin America Capital Partners (Cayman), L.P.	† ‡	803,879	682,726
J.P. Morgan Latin America Capital Partners (Delaware), L.P.	† ‡ #	1,277,217	443,181
Total Latin America			1,125,907
(Cost $1,533,260)

Malaysia-3.23%

Telecommunications-3.23%
Telekom Malaysia Berhad		936,000	2,537,053
(Cost $2,492,173)

Mexico-19.66%

Cellular Telecommunications-15.47%
América Móvil S.A. de C.V., Series L, ADR		340,200	12,155,346

Telephone-Integrated-4.19%
Teléfonos de México, S.A. de C.V., Class L, ADR		106,500	3,288,720
Total Mexico			15,444,066
(Cost $10,239,349)

Russia-3.21%

Cellular Telecommunications-2.57%
AO VimpelCom, ADR	†	11,500	1,005,675
Mobile Telesystems, ADR		8,700	1,018,335
			2,024,010

Television-0.64%
Independent Network Television, Series II	† ‡	1,000,000	500,000
Total Russia			2,524,010
(Cost $2,203,954)

South Africa-8.24%

Cellular Telecommunications-4.23%
MTN Group Ltd.	†	774,600	$3,324,570

Telephone-Integrated-4.01%
Telkom South Africa Ltd.		246,160	3,151,869
Total South Africa			6,476,439
(Cost $4,616,717)

South Korea-9.45%

Cellular Telecommunications-5.34%
SK Telecom Co., Ltd. ADR		¥237,300	4,190,718

Electric Products-Miscellaneous-2.01%
LG Electronics Inc.		38,000	1,582,386

Internet Software-2.10%
NCsoft Corp.	†	22,590	1,651,513
Total South Korea			7,424,617
(Cost $7,513,226)

Thailand-2.37%

Cellular Telecommunications-2.37%
Advanced Info Service Public Co., Ltd.		853,500	1,859,027

Telephone-Integrated-0.00%
TelecomAsia Corp. Public Co. Ltd., Foreign Registered, Warrants (expiring 04/03/08)		1,717,483	0
Total Thailand			1,859,027
(Cost $1,623,307)

Venezuela-2.34%

Telephone-Integrated-2.34%
Compañía Anónima Nacional Teléfonos de Venezuela, ADR		92,200	1,841,234
(Cost $1,390,188)

Global-7.22%

Telecommunications-1.32%
International Wireless Communications Holdings Corp.	† ‡	15,092	0
TeleSoft Partners L.P.	† ‡	1,250,000	212,012
TeleSoft Partners II QP, L.P.	† ‡ #	1,500,000	825,210
			1,037,222

Venture Capital-5.90%
Emerging Markets Ventures I, L.P.	† ‡ #	7,145,806	4,638,700
Total Global			5,675,922
(Cost $7,661,140)

Total Emerging Countries
(Cost $70,962,190)			73,327,833

Equity Securities of Telecommunication Companies in Developed Countries-1.26%

United States-1.26%

Internet-Services-1.26%
Technology Crossover Ventures IV, L.P.	† ‡ #	1,563,800	992,000
(Cost $1,018,812)

Equity Securites of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-0.13%

Argentina-0.00%

Investment & Holding Company-0.00%
Exxel Capital Partners V, L.P.	† ‡	1,897,761	0
(Cost $539,966)

Israel-0.13%

Investment & Holding Company-0.13%
The Renaissance Fund LDC	† ‡	160	$96,922
(Cost $485,495)

TOTAL OTHER ESSENTIAL SERVICES
(Cost $1,025,461)			96,922

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $73,006,463)			74,416,755

SHORT-TERM INVESTMENTS-7.99%

Grand Cayman-2.09%

	Principal Amount (000’s)
Brown Brothers Harriman & Co., overnight deposit, 0.54%, 08/02/04** (Cost $1,644,000)	$1,644	1,644,000

United States-5.90%
Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 07/30/04 to be repurchased at $3,655,400), 1.3125%, 08/02/04, collateralized by U.S. Treasury Bonds and U.S. Gov’t Treasury STRIPS***	3,655	3,655,000

Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 07/30/04 to be repurchased at $977,441), 0.6562%, 08/02/04, collateralized by U.S. Gov’t Treasury STRIPS ***	977	977,388

Total United States
(Cost $4,632,388)		4,632,388

Total Short-Term Investments
(Cost $6,276,388)		6,276,388

Total Investments-102.70%
(Cost $79,282,851)		80,693,143

Liabilities in Excess of Cash and Other Assets-(2.70)%		(2,116,660)

NET ASSETS-100.00%		$78,576,483

†                       Security is non-income producing.

‡                       Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

¥                      Security or a portion thereof is out on loan.

#                      As of July 31, 2004, the Fund has committed to investing additional capital as follows: Nirvana Capital Ltd. ($90,000), TVG Asian Communications Fund II, L.P. ($991,626), BPW Israel Ventures LLC ($817,152), Concord Ventures Fund II, L.P. ($300,000),  Giza GE Venture Fund III, L.P. ($880,000), Neurone Ventures II, L.P. ($345,000), SVE Star Ventures Enterprises GmbH & Co. No. IX KG ($1,000,000), Walden-Isreal Ventures III, L.P. ($882,063), J.P. Morgan Latin America Capital Partners (Delaware), L.P. ($1,482,685), Emerging Markets Ventures I, L.P. ($477,097), TeleSoft Partners II QP, L.P. ($900,000) and Technology Crossover Ventures IV, L.P. ($436,200). The aggregate amount of open commitments for the Fund is $8,601,823.

*                      Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

**               Variable rate account.  Rate resets on a daily basis; amounts are available on the same business day.

***        Represents security purchased with cash collateral received for securities on loan.

ADR  American Depositary Receipts.

PN             Preferred Shares.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities.

Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost which approximates market value, unless the Board of Directors determines that  using this method would not reflect an investment’s value.

Securities and other assets for which market quotations are not readily available or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At July 31, 2004, the Fund held 21.78% of its net assets in securities valued at fair value as determined in good faith by the Board of Directors  with an aggregate cost of $25,943,602 and a fair vlaue of $17,110,720.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued as determined in good faith by the Fund’s Board of Directors under procedures established by the Board of Directors in the absence of a readily ascertainable market values.   The table below shows the number of units/shares held, the acquisition dates, aggregate costs, fair value as of July 31, 2004, per unit/shares of such securities and percent of net assets which the securities which the securities comprise.  The final column represents the distributions received from each investment.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value At 07/31/04	Value per Unit/Share	Percent of Net Assets	Distributions Received

BPW Israel Ventures LLC	1,156,470	10/05/00-06/30/03	$957,537	$694,812	$0.60	0.88
	17,250	12/26/03	17,250	10,364	0.60	0.02
	291,878	02/11/04	291,878	175,361	0.60	0.22
	17,250	07/01/04	17,250	10,364	0.60	0.01
	1,482,848		1,283,915	890,901		1.13	—

Concord Ventures Fund II, L.P.	3,280,000	03/29/00-07/15/03	2,639,696	1,284,186	0.39	1.63
	120,000	03/02/04	120,000	46,982	0.39	0.06
	3,400,000		2,759,696	1,331,168		1.69	—

Emerging Markets Ventures I, L.P.	7,075,037	01/22/98-06/30/03	5,306,621	4,592,760	0.65	5.84
	36,095	12/30/03	36,095	23,431	0.65	0.03
	34,674	07/06/04	34,674	22,509	0.65	0.03
	7,145,806		5,377,390	4,638,700		5.90	1,169,680

Exxel Capital Partners V, L.P.	1,897,761	05/11/98-12/03/98	539,966	0	0.00	0.00	205,185

Formula Ventures L.P.	1,467,094	08/06/99-07/24/03	552,563	239,430	0.16	0.30
	32,895	06/14/04	32,684	5,368	0.16	0.01
	1,499,989		585,247	244,798		0.31	292,476

Giza GE Venture Fund III, L.P.	1,540,000	01/31/00-04/30/03	1,232,254	813,860	0.53	1.04
	165,000	12/10/03	165,000	87,199	0.53	0.11
	165,000	03/15/2004	165,000	87,199	0.53	0.11
	1,870,000		1,562,254	988,258		1.26	64,135

Independent Network Television, Series II	1,000,000	07/06/98	1,000,000	500,000	0.50	0.64	—

International Wireless Communications Holdings Corp.	15,092	12/08/97	414,568	0	0.00	0.00	10,564

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	803,879	04/10/00-05/28/03	788,264	682,726	0.85	0.87	28

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,183,058	04/10/00-04/17/03	690,073	410,509	0.35	0.52
	94,159	03/26/2004	54,923	32,672	0.35	0.04
	1,277,217		744,996	443,181		0.56	594,742

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97-09/29/00	1,866,215	1,027,022	0.51	1.31	659,447

Neurone Ventures II, L.P.	337,500	11/24/00-06/23/03	250,072	149,073	0.44	0.19
	67,500	05/26/04	65,571	29,815	0.44	0.04
	405,000		315,643	178,888		0.23	27,699

The Renaissance Fund LDC	160	03/30/94-03/21/97	485,495	96,922	605.76	0.13	1,497,612

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,000,000	12/21/00-08/18/03	807,059	494,980	0.49	0.63	—

Technology Crossover Ventures IV, L.P.	1,440,400	03/08/00-11/14/03	897,138	913,721	0.63	1.16
	86,400	01/15/04	84,675	54,808	0.63	0.07
	37,000	06/30/04	37,000	23,471	0.63	0.03
	1,563,800		1,018,813	992,000		1.26	591,272

Telesoft Partners L.P.	1,250,000	07/22/97-06/07/01	614,980	212,012	0.17	0.27	7,180,939

Telesoft Partners II QP, L.P.	1,140,000	07/14/00-12/12/02	894,201	627,160	0.55	0.80
	120,000	12/08/03	120,000	66,017	0.55	0.08
	240,000	06/03/04	240,000	132,033	0.55	0.17
	1,500,000		1,254,201	825,210		1.05	113,986

TVG Asian Communications Fund II, L.P.	2,930,599	06/07/00-11/07/03	2,700,895	1,895,447	0.65	2.41
	77,775	12/31/03	77,775	50,303	0.65	0.07
	3,008,374		2,778,670	1,945,750		2.48	91,040

Walden-Israel Ventures III, L.P.	340,313	02/23/01-10/09/03	263,688	225,021	0.66	0.28
	83,875	02/02/04	83,875	55,460	0.66	0.07
	68,750	05/27/04	68,750	45,459	0.66	0.06
	492,938		416,313	325,940		0.41	—

Total			$24,613,685	$15,818,456		20.13	$12,498,805

Federal Income Tax Cost - At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $79,635,853, $11,570,483, $(10,513,193) and $1,057,290, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKET TELECOMMUNICATIONS FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004